Equipment and Other Fixed Assets (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Equipment and other fixed assets, gross	$ 157,685,556	$ 132,006,461	$ 140,489,264
Less accumulated depreciation	(70,384,632)	(68,447,381)	(78,887,914)
Equipment and other fixed assets, net	87,300,924	63,559,080	61,601,350
Patient medical equipment
Property, Plant and Equipment [Line Items]
Equipment and other fixed assets, gross	132,311,790	112,070,831	123,881,314
Vehicles
Property, Plant and Equipment [Line Items]
Equipment and other fixed assets, gross	6,916,895	4,461,041	3,903,819
Other
Property, Plant and Equipment [Line Items]
Equipment and other fixed assets, gross	$ 18,456,871	$ 15,474,589	$ 12,704,131